[CULLEN VALUE FUND LOGO]

                         A series of Cullen Funds Trust

                               SEMI-ANNUAL REPORT

                               December 31, 2002

February 2003

Dear Shareholders,

The Cullen Value Fund was down -7.92% for the year ending 12/31/02, outperforming the S&P 500 Index which was down -22.09%. Since the Fund's inception in July 2000, the Fund has returned +2.26% versus -37.33% for the S&P 500 Index.

The year 2003 is off to a poor start but this is not surprising after three down years in a row for the S&P 500 Index. As a result, investors are getting impatient with the market and have been shifting money into bonds and money market funds, despite the fact that yields are at one of their lowest levels in 70 years.

Investors certainly have plenty of economic and political factors to be concerned about; however we think it is important to keep in mind that this is a pre-election year. If one looks at history over the last 170 years, it is surprising how consistently pre-election years have outperformed all the other years. For instance, in every year since 1935 the performance for the pre-election year has been positive, averaging 16%, which is double the historic market return for that period.

While it is nice to have the presidential election cycle on our side, it raises the question of what will it take to turn the stock market up. If history is any guide, it may be a recovery in earnings, which more strongly correlates with higher stock prices than any other factor. Presently we are seeing corporate earnings starting to turn up, despite the sluggish economy. Although cost cutting is responsible for most of the early earnings improvement, historically this tends to be the way most recoveries have started.

We want to thank you for your patience and please feel free to contact us if you have any questions.

                                /s/ James P. Cullen

                                James P. Cullen
                                President

The above outlook reflects the opinions of James P. Cullen, President of Cullen Value Fund, and is subject to change. Any forecasts made cannot be guaranteed.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown include reinvestment of dividends and reflect contracted fee waivers in effect. In the absence of fee waivers returns would be reduced. The S&P 500 is an unmanaged index commonly used to measure performance of U.S. stocks. The return of this index does not reflect any fees or expenses. You cannot invest directly in an index.

For use only when accompanied or preceded by a prospectus.

Quasar Distributors, LLC, distributor.  03/03

FUND PERFORMANCE

        Date               Cullen Value Fund             S&P 500
        ----               -----------------             -------
       7/1/2000                 $10,000                  $10,000
      7/31/2000                 $10,360                   $9,844
      8/31/2000                 $10,610                  $10,455
      9/30/2000                 $10,740                   $9,903
     10/31/2000                 $10,921                   $9,862
     11/30/2000                 $10,290                   $9,085
     12/31/2000                 $10,875                   $9,129
      1/31/2001                 $11,367                   $9,453
      2/28/2001                 $10,675                   $8,591
      3/31/2001                 $10,374                   $8,046
      4/30/2001                 $11,267                   $8,672
      5/31/2001                 $11,527                   $8,730
      6/30/2001                 $11,367                   $8,518
      7/31/2001                 $11,337                   $8,434
      8/31/2001                 $10,996                   $7,907
      9/30/2001                 $10,194                   $7,269
     10/31/2001                 $10,414                   $7,408
     11/30/2001                 $10,815                   $7,976
     12/31/2001                 $11,107                   $8,046
      1/31/2002                 $11,288                   $7,929
      2/28/2002                 $11,591                   $7,776
      3/31/2002                 $12,336                   $8,068
      4/30/2002                 $12,155                   $7,579
      5/31/2002                 $12,145                   $7,634
      6/30/2002                 $11,995                   $7,091
      7/31/2002                 $10,825                   $6,538
      8/31/2002                 $10,956                   $6,581
      9/30/2002                  $9,838                   $5,866
     10/31/2002                  $9,989                   $6,382
     11/30/2002                 $10,563                   $6,757
     12/31/2002                 $10,227                   $6,360

                                 Rate of Return
                     for the period ended December 31, 2002
                                                             Since
                                           One             Inception
                                           Year             7/1/00
                                           ----            ---------
          Cullen Value Fund               (7.92)%            2.26%
          S&P 500                        (22.09)%          (37.33)%

The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

This chart assumes an initial gross investment of $10,000 made on 7/01/00 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                       STATEMENT OF ASSETS & LIABILITIES
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                  (UNAUDITED)

ASSETS:
Investments, at value (cost of $17,345,821)                        $17,522,425
Dividends and interest receivable                                       30,879
Prepaid assets                                                           5,587
                                                                   -----------
   Total assets                                                     17,558,891
                                                                   -----------

LIABILITIES:
Distribution fees payable                                                3,671
Accrued expenses and other liabilities                                  36,929
Payable to Adviser                                                      10,212
                                                                   -----------
   Total liabilities                                                    50,812
                                                                   -----------
NET ASSETS                                                         $17,508,079
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Paid in capital                                                    $18,632,744
Accumulated undistributed net investment income                         19,067
Accumulated net realized loss on investments                        (1,320,336)
Net unrealized appreciation of investments                             176,604
                                                                   -----------
NET ASSETS                                                         $17,508,079
                                                                   -----------
                                                                   -----------

Shares of beneficial interest outstanding (unlimited number
of beneficial interest authorized, $0.001 par value)                 1,729,528
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE                                       $     10.12
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
                                  (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $1,606)                $   168,373
Interest                                                                14,417
                                                                   -----------
   Total investment income                                             182,790
                                                                   -----------

EXPENSES:
   Investment advisory fees                                             81,825
   Distribution fees                                                    20,456
   Shareholder servicing fees                                           17,044
   Professional fees                                                    16,028
   Fund accounting fees                                                 15,402
   Administration fees                                                  15,400
   Insurance expense                                                     8,842
   Registration and filing fees                                          8,244
   Shareholder reports                                                   2,710
   Custody fees                                                          2,350
   Trustees' fees and expenses                                           1,684
   Other expenses                                                          374
                                                                   -----------
   Total expenses before waiver and reimbursement from Adviser         190,359
   Expense waiver and reimbursement from Adviser                       (26,709)
                                                                   -----------
       Net expenses                                                    163,650
                                                                   -----------
NET INVESTMENT INCOME                                                   19,140
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized loss on investments                                   (917,814)
   Net change in unrealized depreciation of investments             (1,573,817)
                                                                   -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  (2,491,631)
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(2,472,491)
                                                                   -----------
                                                                   -----------

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED       YEAR ENDED
                                                        DECEMBER 31, 2002     JUNE 30, 2002
                                                        -----------------     -------------
                                                           (UNAUDITED)
OPERATIONS:
   Net investment income                                    $    19,140       $    45,921
   Net realized gain (loss) on investments                     (917,814)         (402,522)
   Net change in unrealized appreciation
     of investments                                          (1,573,817)        1,200,686
                                                            -----------       -----------
        Net increase in net assets
          resulting from operations                          (2,472,491)          844,085
                                                            -----------       -----------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                  4,455,948         3,250,710
   Proceeds from shares issued to holders
     in reinvestment of dividends                                37,396            76,828
   Cost of shares redeemed                                     (967,772)         (212,248)
                                                            -----------       -----------
        Net increase in net assets from
          capital share transactions                          3,525,572         3,115,290
                                                            -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (45,982)               --
   Net realized gain distributions                                   --           (76,828)
                                                            -----------       -----------
        Total distributions                                     (45,982)          (76,828)
                                                            -----------       -----------

TOTAL INCREASE IN NET ASSETS                                  1,007,099         3,882,547

NET ASSETS:
   Beginning of period                                       16,500,980        12,618,433
                                                            -----------       -----------
   End of period (includes $19,067
     and $45,909 of undistributed net
     investment income, respectively)                       $17,508,079       $16,500,980
                                                            -----------       -----------
                                                            -----------       -----------

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED       YEAR ENDED          YEAR ENDED
                                                   DECEMBER 31, 2002     JUNE 30, 2002       JUNE 30, 2001
                                                   -----------------     -------------       -------------
                                                      (UNAUDITED)

NET ASSET VALUE - BEGINNING OF PERIOD                    $11.90              $11.34              $10.00
                                                         ------              ------              ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   0.01                0.03                0.01
   Net realized gain (loss) and unrealized
     appreciation or depreciation                         (1.76)               0.59                1.35
                                                         ------              ------              ------
        Total from investment operations                  (1.75)               0.62                1.36
                                                         ------              ------              ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                   (0.03)                 --               (0.02)
   Distribution of net realized gains                        --               (0.06)                 --
                                                         ------              ------              ------
        Total distributions                               (0.03)              (0.06)              (0.02)
                                                         ------              ------              ------
NET ASSET VALUE - END OF PERIOD                          $10.12              $11.90              $11.34
                                                         ------              ------              ------
                                                         ------              ------              ------

TOTAL RETURN                                            (14.73%)              5.52%              13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $17,508             $16,501             $12,618
Ratio of expenses to average net assets:
   Before expense reimbursement                           2.33%               2.33%               3.31%
   After expense reimbursement                            2.00%               2.00%               2.00%
Ratio of net investment income to
  average net assets:
   Before expense reimbursement                          (0.09%)             (0.01%)             (1.19%)
   After expense reimbursement                            0.23%               0.31%               0.12%
Portfolio turnover rate                                  44.18%              44.12%              29.31%

                     See notes to the financial statements.

                            SCHEDULE OF INVESTMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

                                                       SHARES          VALUE
                                                       ------          -----
COMMON STOCKS 86.6%

AIR TRANSPORT 2.1%
FedEx Corp.                                             6,900      $   374,118
                                                                   -----------

AUTOMOBILES 2.0%
Ford Cap Trust II(c)<F3>                                8,500          347,225
                                                                   -----------

AUTO & TRUCK PARTS 3.9%
BorgWarner, Inc.                                       13,600          685,712
                                                                   -----------

BANKS 11.2%
Citigroup, Inc.                                        20,000          703,800
Compass Bancshares, Inc.                               17,000          531,590
FleetBoston Financial Corporation                      29,500          716,850
                                                                   -----------
                                                                     1,952,240
                                                                   -----------

CEMENT 2.1%
Lafarge North America, Inc.                            11,000          361,350
                                                                   -----------

CONSUMER PRODUCTS 1.9%
Kimberly-Clark de Mexico, S.A. de C.V. - ADR           28,800          330,276
                                                                   -----------

DEFENSE 5.5%
Allied Research Corporation(a)<F1>                     23,400          432,900
Northrop Grumman Corporation                            5,500          533,500
                                                                   -----------
                                                                       966,400
                                                                   -----------

ELECTRONICS 3.3%
Koninklijke (Royal) Philips Electronics N.V.(b)<F2>    32,900          581,672
                                                                   -----------

ENERGY 5.8%
Energy Partners, Ltd.(a)<F1>                           47,400          507,180
PetroChina Company Limited ADR                         25,000          501,750
                                                                   -----------
                                                                     1,008,930
                                                                   -----------

ENGINEERING & CONSTRUCTION 3.8%
Chicago Bridge & Iron Company N.V.                     22,000          664,400
                                                                   -----------

FINANCE 2.7%
Allied Capital Corporation                             21,800          475,894
                                                                   -----------

FOOD PROCESSING 2.7%
ConAgra Foods, Inc.                                    18,700          467,687
                                                                   -----------

INSURANCE 3.1%
MetLife, Inc.                                          20,000          540,800
                                                                   -----------

MISCELLANEOUS RETAIL 2.0%
Toys "R" Us, Inc.(a)<F1>                               34,700          347,000
                                                                   -----------

NON-DEPOSITORY CREDIT INSTITUTION 2.3%
New Century Financial Corporation                      16,000          406,240
                                                                   -----------

OIL AND GAS EXTRACTION 3.7%
CNOOC Limited - ADR(a)<F1>                             25,000          651,250
                                                                   -----------

PHARMACEUTICALS 6.6%
Merck & Co., Inc.                                      11,000          622,710
Schering-Plough Corporation                            24,000          532,800
                                                                   -----------
                                                                     1,155,510
                                                                   -----------

PAPER 3.3%
Sappi Limited - ADR(a)<F1>                             44,000          581,680
                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES 2.8%
ConocoPhillips                                         10,285          497,691
                                                                   -----------

RAILROADS 5.7%
Canadian National Railway Company                      13,000          540,280
Canadian Pacific Railway Ltd.                          23,000          453,100
                                                                   -----------
                                                                       993,380
                                                                   -----------

SECURITY & COMMODITY BROKERS 7.3%
Merrill Lynch & Co., Inc.                              17,500          664,125
Morgan Stanley                                         15,200          606,784
                                                                   -----------
                                                                     1,270,909
                                                                   -----------

TRANSPORTATION EQUIPMENT 2.8%
United Defense Industries, Inc.(a)<F1>                 21,500          500,950
                                                                   -----------
Total common stock
  (cost $14,984,710)                                                15,161,314
                                                                   -----------

                                                 PRINCIPAL AMOUNT      VALUE
                                                 ----------------      -----
SHORT-TERM INVESTMENTS 13.5%

U.S. TREASURIES 3.1%
U.S. Treasury, 1.7000%, due 1-23-2003                $545,650      $   545,650
                                                                   -----------

VARIABLE RATE DEMAND NOTES*<F4> 10.4%
American Family Demand Note,
  1.0415%, due 12-31-2031                             479,569          479,569
Wisconsin Corporate Central Credit Union,
  1.0900%, due 12-31-2031                             665,967          665,967
Wisconsin Electric Power Company,
  1.0414%, due 12-31-2031                             669,925          669,925
                                                                   -----------
                                                                     1,815,461
                                                                   -----------
          Total Short-Term Investments
            (cost $2,361,111)                                        2,361,111
                                                                   -----------
          TOTAL INVESTMENTS 100.1%
            (cost $17,345,821)                                      17,522,425
Liabilities in excess of other assets (0.1%)                           (14,346)
                                                                   -----------
TOTAL NET ASSETS 100.0%                                            $17,508,079
                                                                   -----------
                                                                   -----------

(a)<F1>   Non-income producing
(b)<F2>   Foreign Security
(c)<F3>   Preferred Security
ADR American Depository Receipts
  *<F4> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of December 31, 2002.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2002 (UNAUDITED)

1.   ORGANIZATION

The Cullen Funds Trust (the "Trust") is an open-end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one series of shares to investors, the Cullen Value Fund (the "Fund"). The investment objective of the Fund is long-term capital appreciation. Current income is a secondary objective. The Fund commenced operations on July 1, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a) Investment Valuation - Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Cullen Capital Management, LLC (the "Adviser") under supervision of the Fund's Board of Trustees. Debt securities maturing within 60 days or less when purchased are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

c) Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. These policies are in conformity with accounting principles generally accepted in the United States.

e) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a high cost basis. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis.

3.   CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

                                       SIX MONTHS ENDED        YEAR ENDED
                                       DECEMBER 31, 2002     JUNE 30, 2002
                                       -----------------     -------------
          Shares sold                       432,643              285,664
          Shares reinvested                   3,703                7,127
          Shares redeemed                   (93,438)             (19,061)
                                          ---------            ---------
          Net increase                      342,908              273,730

          Shares outstanding:
            Beginning of period           1,386,620            1,112,890
                                          ---------            ---------
            End of period                 1,729,528            1,386,620
                                          ---------            ---------
                                          ---------            ---------

4.   INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2002 were as follows:

              PURCHASES                                SALES
     ---------------------------          ------------------------------
     U.S. GOVERNMENT       OTHER          U.S. GOVERNMENT          OTHER
     ---------------       -----          ---------------          -----
           $0            $9,120,702              $0              $6,496,839

At December 31, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

            Appreciation                                   $ 1,475,942
            Depreciation                                    (1,299,338)
                                                           -----------
Net unrealized appreciation on investments                 $   176,604
                                                           -----------
                                                           -----------

At December 31, 2002, the cost of investments for federal income tax purposes was $17,345,821.

The tax components of distributions made during the six months ended December 31, 2002, undistributed ordinary income and capital loss carryovers as of December 31, 2002, and tax basis post October loss deferrals (recognized for tax purposes on July 1, 2002) are as follows:

Ordinary income distributions                        $45,982
Undistributed ordinary income                         19,067
Capital loss carryovers                             (268,052)
Post-October losses                                 (134,470)

Capital loss carryovers expire in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has agreed, through June 30, 2003 to waive its fees and reimburse the Fund's other expenses to the extent that the Fund's total annual operating expenses exceed 2.00% of the Fund's average net assets. For a period of three years after the year in which the Adviser waives or reimburses expenses, the Adviser may seek reimbursement from the Fund to the extent that total annual Fund operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

Prior to commencement of operations, the Adviser absorbed $46,422 of organizational costs. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

      Year of Expiration                 Amount
      ------------------                 ------
      June 30, 2004                     $114,605
      June 30, 2005                       47,768

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Trust.

6.   DISTRIBUTION PLAN

The Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund. This may include but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $20,456 pursuant to the Plan for the six months ended December 31, 2002.

                               BOARD OF TRUSTEES

                                 POSITIONS HELD     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND AGE            WITH FUND          DURING PAST 5 YEARS
---------------------            --------------     -----------------------
James P. Cullen                  Trustee            President, controlling Member and
Cullen Capital Management LLC    and President      Portfolio Manager, Cullen Capital
645 Fifth Avenue                                    Management LLC, since May 2000;
New York, NY  10022                                 President, Schafer Cullen Capital
DOB: 1938                                           Management, Inc. a registered
                                                    investment adviser, from December
                                                    1982 to present.

Dr. Curtis J. Flanagan           Trustee            Private investor, 1998 to present;
Cullen Capital Management LLC                       Chairman, South Florida
645 Fifth Avenue                                    Pathologists Group, prior thereto.
New York, NY  10022
DOB: 1921

Matthew J. Dodds                 Independent        Private investor, 1999 to present;
Cullen Capital Management LLC    Trustee            Vice President - Research, Schafer
645 Fifth Avenue                                    Cullen Capital Management, Inc.,
New York, NY  10022                                 from 1995 to 1999.
DOB: 1941

Robert J. Garry                  Independent        Chief Operations Officer, The Tennis
Cullen Capital Management LLC    Trustee            Network Inc., March 2000 to present;
645 Fifth Avenue                                    Senior Vice President and Chief
New York, NY  10022                                 Financial Officer, National
DOB: 1945                                           Thoroughbred Racing Association,
                                                    1998 to 2000; Director of Finance and
                                                    Chief Financial Officer, United States
                                                    Tennis Association, prior thereto.

Stephen G. Fredericks            Independent        Institutional Trader, Raymond James
Cullen Capital Management LLC    Trustee            & Associates, since February 2002 to
645 Fifth Avenue                                    present; Institutional Trader, ABN
New York, NY  10022                                 AMRO Inc., since January 1, 1995 to
DOB: 1942                                           May 2001.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Cullen Value Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

                               INVESTMENT ADVISER
                         Cullen Capital Management LLC
                               New York, New York

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                              Milwaukee, Wisconsin

                                 LEGAL COUNSEL
                           Sidley Austin Brown & Wood
                               Chicago, Illinois

                         ADMINISTRATOR, TRANSFER AGENT,
                              AND FUND ACCOUNTANT
                        U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                Cincinnati, Ohio